Income tax expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [1]
Income Taxes [Abstract]
Standard tax rate applicable in France		25.80%	25.80%	25.80%
Difference between the standard French tax rate and the rates applicable to the Sanofi	[2]	(11.80%)	(13.30%)	(15.30%)
Revisions to tax exposures and settlements of tax disputes		5.10%	2.80%	3.10%
Fair value remeasurement of contingent consideration		(0.10%)	0.00%	0.10%
Other items	[3]	(2.10%)	2.70%	2.60%
Effective tax rate		16.90%	18.00%	16.30%
Other tax effects for reconciliation between accounting profit and tax expense (income)		€ 40	€ 58
Non-Recurring Tax Impact		€ 178

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. This line includes a tax expense of €40 million for the year ended December 31, 2025, and of
€58 million for year ended December 31, 2024, representing the estimated impact of Pillar Two; the 2025 figure also includes a non-recurring tax impact of €178 million for the temporary exceptional surcharge under the 2025 French Finance Act.

[3]	c)In 2025, the ''Other items'' line includes changes in provisions against deferred tax assets, partially offset by (i) the impact of changes to tax rates in
Germany and the US and the net tax effect of taxable temporary differences associated with holdings in Sanofi subsidiaries. In determining the amount of the deferred tax liability for 2025, 2024 and 2023, Sanofi took into account changes in the ownership structure of certain subsidiaries